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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8519

Federated Core Trust

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: Various, see below.

Date of reporting period: 7/1/2018 through 6/30/2019

Item 1. Proxy Voting Record.

Registrant Name: Federated Core Trust

Fund Names:

Federated Bank Loan Core                        (Fiscal Year End 06/30)

Federated Mortgage Core Portfolio           (Fiscal Year End 12/31)

High Yield Bond Portfolio                         (Fiscal Year End 12/31)

There were no matters related to a portfolio security consideration at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

Registrant Name: Federated Core Trust

Fund Name: Emerging Markets Core Fund (Fiscal Year End 10/31)

Issuer Name	Country	Meeting Date	Meeting Type	Ticker	Security ID	Symbol Type	Proposal Text	Proponent	Mgmt Reco	Vote Cast	Fund Name	Logical Ballot Status
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Non-Voting Agenda Item	N/A	N/A	N/A	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Non-Voting Agenda Item	N/A	N/A	N/A	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Non-Voting Agenda Item	N/A	N/A	N/A	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Non-Voting Agenda Item	N/A	N/A	N/A	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Non-Voting Agenda Item	N/A	N/A	N/A	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Non-Voting Agenda Item	N/A	N/A	N/A	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Non-Voting Agenda Item	N/A	N/A	N/A	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Non-Voting Agenda Item	N/A	N/A	N/A	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Authority to Issue Shares w/o Preemptive Rights	Mgmt	For	Against	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Domestic Preference Share Issuance Plan	Mgmt	For	For	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Offshore Preference Share Issuance Plan	Mgmt	For	For	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Non-Voting Agenda Item	N/A	N/A	N/A	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Non-Voting Agenda Item	N/A	N/A	N/A	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Non-Voting Meeting Note	N/A	N/A	N/A	Emerging Markets Core Fund	Voted
Industrial & Commercial Bank Of China	China	11/21/2018	Special	1398	Y39656AA4	CINS	Non-Voting Meeting Note	N/A	N/A	N/A	Emerging Markets Core Fund	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Core Trust

By (Signature and Title)	/s/ John B. Fisher
John B. Fisher
Principal Executive Officer

Date:	August 7, 2019